Share capital and share-based compensation (Tables)	12 Months Ended
Oct. 31, 2022
Share Capital, Reserves And Other Equity Interest [Abstract]
Schedule of Outstanding Shares
The changes in the Company’s outstanding common shares were as follows:

For the years ended October 31,		2022		2021
	Note	Number of shares (in millions)	Capital Stock	Number of shares (in millions)	Capital Stock
Balance, beginning of period		163.3	$672.1	83.4	$15.5
Issuance of shares - Series C private placement		—	—	11.2	21.6
Issuance of shares for non-cash costs		—	—	0.5	0.5
Issuance of shares - Public placement through Business Combination		—	—	65.7	629.7
Exercise of RSUs		0.3	3.6	0.4	3.9
Exercise of stock options		1.4	0.4	2.1	0.9
Exercise of warrants	14	5.7	46.0	—	—
Issuance of shares to LG Energy Solution, Ltd. and LG Chem, Ltd.		5.3	49.7	—	—
Balance, end of period		176.0	$771.8	163.3	$672.1

Summary of number and weighted average exercise prices of stock options
A summary of stock option activities is as follows:

For the years ended October 31,		2022		2021
$ millions, except number of options	Number of stock options	Weighted average exercise price of stock options	Number of stock options	Weighted average exercise price of stock options
Balance, beginning of the year	5,296,554	2.81	5,327,980	0.38
Granted	763,829	7.81	2,320,989	6.13
Exercised	(1,547,113)	0.46	(2,172,820)	0.62
Forfeited	(2,619)	10.93	(179,595)	1.06
Balance, end of the year	4,510,651	4.46	5,296,554	2.81
Exercisable stock options	3,253,287	2.70	4,242,707	0.79
A summary of the outstanding stock options is as follows:

			2022
Range of exercise prices	Number of stock options	Weighted-average remaining contractual life (years)	Expiration year
0.02 - 0.37	1,268,220	1.24	2023-2024
1.07 - 2.15	1,033,029	7.72	2029-2030
2.15 - 13.20	2,209,402	8.87	2031-2032
Total	4,510,651

Summary of assumptions used in stock option pricing	The assumptions used in the stock option pricing model for the grants during the year ended October 31, 2022 were as follows:

Risk free interest rate	1.4% - 3.6%
Expected life of options	6 years
Expected dividend yield	0.0%
Expected stock price volatility	63% - 70%
Expected forfeiture rate	0.0%

Summary of restricted stock unit activity
A summary of RSU activities is as follows:

For the years ended October 31,		2022		2021
$ millions, except number of RSUs	Number of RSUs	Weighted average share price on grant date	Number of RSUs	Weighted average share price on grant date
Balance, beginning of the year	716,763	10.93	87,084	1.07
Granted¹	1,703,966	8.38	1,021,955	8.29
Exercised	(317,619)	11.22	(392,276)	1.87
Forfeited	(55,073)	9.98	—	—
Balance, end of the year	2,048,037	8.79	716,763	10.93